Financial assets, liabilities and financial result (excluding Orange Bank) - Financial assets of telecom activities - IFRS 9 not applied - Tabular disclosure (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Financial assets	€ 5,057	€ 4,960	€ 1,067	€ 1,878	€ 144
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	254	208
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	4,041	4,347
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	762	405
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets			1,067	1,878
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets	5,057		4,960	4,002
Trading securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	2,683	2,647	2,647	1,576
Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	2,679	2,498	2,498	1,576
Trading securities classified as others [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	4	149	149
Equity investments [member] (IFRS 7) | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	254
Equity investments [member] (IFRS 7) | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	805		146	80
Cash collateral paid [member]
Disclosure of financial assets [line items]
Financial assets	553	695
Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	553
Cash collateral paid [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			695	77
Other financial assets including receivables related to investments [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			405	391
Receivables related to investments [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets	55	46	46	47
Other financial assets [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets	707	359	359	€ 344
Investments securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	254	208
Investments securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	€ 805	€ 1,005	€ 1,005